UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Managers, LLC

Address:  7234 Lancaster Pike
          Hockessin, DE 19707


13F File Number: 028-06335

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard E. Carlson
Title:  Managing Director
Phone:  (302) 234-5750


Signature, Place and Date of Signing:


/s/ Richard E. Carlson             Hockessin, DE             November 12, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s)).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


List of Other Managers Reporting for this Manager:

     Form 13F File Number             Name

     028-03420                         Ashford Capital Management Inc.
     028-02635                         Gardner, Russo & Gardner
     028-04558                         Parametric Portfolio Associates
     028-10779                         New Generation Advisers Inc.
     028-01658                         Chieftain Capital Management Inc.
     028-00154                         Ruane, Cunnif & Goldfarb

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  6

Form 13F Information Table Value Total:  $7,025
                                        (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                   FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN  2     COLUMN 3     COLUMN 4         COLUMN 5          COLUMN 6   COLUMN 7       COLUMN 8

                             TITLE                      VALUE        SHRS OR   SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER               OF CLASS      CUSIP       (X$1000)      PRN AMT   PRN CALL   DISCRETION  MANAGERS   SOLE   SHARED  NONE

ABBOTT LABS                  COM           002824100     5,326        101,950  SH           SOLE        NONE     101,950
BANK OF AMERICA CORPORATION  COM           060505104       418         31,879  SH           SOLE        NONE      31,879
E M C CORP MASS              COM           268648102       203         10,000  SH           SOLE        NONE      10,000
EXXON MOBIL CORP             COM           30231G102       439          7,097  SH           SOLE        NONE       7,097
GENERAL ELECTRIC CO          COM           369604103       243         14,950  SH           SOLE        NONE      14,950
JOHNSON & JOHNSON            COM           478160104       397          6,400  SH           SOLE        NONE       6,400

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